Fair value and fair value hierarchy of financial instruments - Schedule of carrying amount and fair value of the financial instruments (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	$ 1,377,856,715	$ 1,572,697,716
Derivative financial Asset	1,023,902,566	1,165,220,000
Stock loan	878,483,400	1,200,980,200
Financial assets	2,256,340,115	2,773,677,916
Carrying amounts [member]
Categories of financial assets [abstract]
Financial assets	3,280,242,681	3,938,897,916
Categories of financial liabilities [abstract]
Derivative financial liability	12,954,313	20,813,810
Carrying amounts [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	1,377,856,715	1,572,697,716
Carrying amounts [member] | Stock loan [member]
Categories of financial assets [abstract]
Stock loan	878,483,400	1,200,980,200
Carrying amounts [member] | Derivative financial Asset [member]
Categories of financial assets [abstract]
Derivative financial Asset	1,023,902,566	1,165,220,000
Fair values [member]
Categories of financial assets [abstract]
Financial assets	3,292,509,134	3,921,050,695
Categories of financial liabilities [abstract]
Derivative financial liability	12,954,313	20,813,810
Fair values [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	1,377,856,715	1,572,697,716
Fair values [member] | Stock loan [member]
Categories of financial assets [abstract]
Stock loan	878,483,400	1,200,980,200
Fair values [member] | Derivative financial Asset [member]
Categories of financial assets [abstract]
Derivative financial Asset	$ 1,036,169,019	$ 1,147,372,779